ENTITY-WIDE DISCLOSURE (Schedule Of Net Sales By Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 156,361	$ 100,162	$ 53,456
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	124,199	81,063	42,642
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total sales	$ 32,162	$ 19,099	$ 10,814